Debt - Schedule of Aggregate Amounts of Payments Due and Reconciliation of Debt Balances, Net of Debt Discount and Debt Issuance Costs (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Three months ending December 31, 2023	$ 313
Year ending December 31, 2023/Year ending December 31, 2024	1,563	$ 1,250
Year ending December 31, 2024/Year ending December 31, 2025	2,500	1,563
Year ending December 31, 2025/Year ending December 31, 2026	31,033	2,500
Year ending December 31, 2026/Year ending December 31, 2027		44,062
Total debt	35,409	49,375
Less current portion	(1,250)	(1,250)
Less unamortized debt discount and debt issuance costs	(6,572)	(8,988)
Add capitalized paid-in-kind interest	155	598
Total long-term debt	$ 27,742	$ 39,735